Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 2,216,793